Events Occurring After the Balance Sheet Date - Additional Information (Details)	2 Months Ended	6 Months Ended
	Aug. 25, 2023 shares	Jun. 30, 2023 shares	Jun. 21, 2023 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued			45,221,586
Performance Rights | Non-KMP employees
Disclosure of non-adjusting events after reporting period [line items]
Performance rights awarded		1,030,325
Events After Reporting Period | Performance Rights
Disclosure of non-adjusting events after reporting period [line items]
Performance rights awarded	401,984
Events After Reporting Period | Performance Rights | Ordinary Shares | Non-KMP employees
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued	324,590